Net Capital Requirements (Details) $ in Millions	Nov. 30, 2021 USD ($)
Jefferies LLC
Net Capital Requirements [Line Items]
Net capital	$ 2,230.0
Excess net capital	2,110.0
JFSI
Net Capital Requirements [Line Items]
Net capital	452.3
Excess net capital	$ 432.3